Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases
Rent expense	$ 454	$ 459	$ 497
Sublease income received on leased assets	11	$ 13	$ 13
Future net minimum lease payments for operating leases
2018	390
2019	301
2020	240
2021	176
2022	139
Thereafter	270
Total operating leases, excluding sublease rentals	1,516
Sublease income	(17)
Total operating lease	1,499
Future net minimum lease payments for capital leases
2018	48
2019	41
2020	30
2021	24
2022	22
Thereafter	127
Total minimum lease payments	292
Less: amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	290
Less amount representing interest	(116)
Present value of minimum lease payments	$ 174